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SEC MAIL RECEIVED PROCESSING SECTION
SEP 16 2005
WASH., D.C.

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO
REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

OMB APPROVAL	
OMB NUMBER:	3235-0076
Expires:	November 30, 2001
Estimated average burden hours per response	16.00

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)

Membership Interests [redacted]

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ■ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☐ New Filing ■ Amendment

05066191

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)

Ridgewood Energy O Fund, LLC

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
947 Linwood Avenue, Ridgewood, NJ 07450	**201-447-9000**
Address of Principal Business Operations (if different from Executive Offices) (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)

Brief Description of Business: **To acquire interests in oil and natural gas properties**

PROCESSED
SEP 20 2005
THOMSON FINANCIAL

Type of Business Organization

☐ corporation ☐ limited partnership, already formed ■ other (please specify): limited liability company

☐ business trust ☐ limited partnership, to be formed

	Month	Year		
Actual or Estimated Date of Incorporation or Organization	02	05	■ Actual	☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) D E

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 USC 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

When to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State: This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires a payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ■ Promoter ■ Beneficial Owner □ Executive Officer □ Director ■ Managing Member

Full Name (Last name first, if individual)

Ridgewood Energy Corporation

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Check Box(es) that Apply: ■ Promoter ■ Beneficial Owner ■ Executive Officer ■ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

Swanson, Robert E.

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Check Box(es) that Apply: □ Promoter □ Beneficial Owner ■ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

Gold, Robert L.

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Check Box(es) that Apply: □ Promoter □ Beneficial Owner ■ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

Olin, Mary Louise

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Check Box(es) that Apply: □ Promoter □ Beneficial Owner ■ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

McSherry, Kathleen

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

Check Box(es) that Apply: □ Promoter □ Beneficial Owner ■ Executive Officer □ Director □ General and/or Managing Partner

Full Name (Last name first, if individual)

Tabor, Greg

Business or Residence Address (Number and Street, City, State, Zip Code)

947 Linwood Avenue, Ridgewood, NJ 07450

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	■
	Answer also in Appendix, Column 2, if filing under ULOE.		
2.	What is the minimum investment that will be accepted from any individual?	$	50,000
		Yes	No
3.	Does the offering permit joint ownership of a single unit?	■	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
See Attached

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

B. INFORMATION ABOUT OFFERING

Full name (Last name first, if individual)
Shorr, Alan

Business or Residence Address (Number and Street, City, State, Zip Code)
26637 W. Agoura Roud, Suite 100, Calabasas, CA 91302

Name of Associated Broker or Dealer
AFA Securities LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	■ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Ahanchian, Amir

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Amir & Company, 5325 Katy Freeway, Suite One, Houston, TX 77007

Name of Associated Broker or Dealer
AFA Securities LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Taylor, Bill

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Capital Strategies Ltd., 690 Stites Lane, North East, MD 21901

Name of Associated Broker or Dealer
Advanced Planning Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	☒ [DE]	_ [DC]	☒ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Duffy, Donald

Business or Residence Address (Number and Street, City, State, Zip Code)
1050 Northgate Dr., San Rafael, CA 94903

Name of Associated Broker or Dealer
Archer Alexander Securities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Scott, Gregg

Business or Residence Address (Number and Street, City, State, Zip Code)
14497 N. Dale Mabry Hwy, Suite 215, Tampa, FL 33618

Name of Associated Broker or Dealer
Calton & Associates, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	■ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Gray, Don

Business or Residence Address (Number and Street, City, State, Zip Code)
2166 Crayton Road, Naples, FL 34103

Name of Associated Broker or Dealer
Calton & Associates, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [[FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
56 West Burlington Avenue, Fairfield, IA 52556

Name of Associated Broker or Dealer
Cambridge Investment Research, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	■ [DC]	■ [FL]	■ [[GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	■ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	■ [[NV]	_ [NH]	_ [NJ]	■ [NM]	■ [[NY]	_ [NC]	_ [ND]	■ [[OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	■ [TN]	■ [TX]	_ [UT]	_ [VT]	■ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Polakoff, Vic

Business or Residence Address (Number and Street, City, State, Zip Code)
766 Shewsbury Avenue, Tinton Falls, NJ 07724

Name of Associated Broker or Dealer
Cantone Research, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Harris, David

Business or Residence Address (Number and Street, City, State, Zip Code)
222 Mamaroneck Ave., White Plains, NY 10602

Name of Associated Broker or Dealer
Chester Harris & Co.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Harris, Chester

Business or Residence Address (Number and Street, City, State, Zip Code)
222 Mamaroneck Ave., White Plains, NY 10602

Name of Associated Broker or Dealer
Chester Harris & Co.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)
725 Town & Country Road, Orange, CA 92868

Name of Associated Broker or Dealer
Crown Capital

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	■ [[GA]	■ [[HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	■ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	■ [NV]	_ [NH]	■ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	■ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	■ [[TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Finn, George

Business or Residence Address (Number and Street, City, State, Zip Code)
175 Derby Street, Hingham, MA 02043

Name of Associated Broker or Dealer
Coastal Equities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... □ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [[GA]	_ [[HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	■ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [[TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Graves, Gene

Business or Residence Address (Number and Street, City, State, Zip Code)
745 Domingo Dr., Newport Beach, CA 92660

Name of Associated Broker or Dealer
Empire Financial Group Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Yellin, Saul

Business or Residence Address (Number and Street, City, State, Zip Code)
Saul Yellin Associates, 18 West Mall Dr., Huntington, NY 11743

Name of Associated Broker or Dealer
Steven Falk & Associates

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Lucas, George

Business or Residence Address (Number and Street, City, State, Zip Code)
Lucas Capital Management, 328 Newman Springs Road, Red Bank, NJ 07701

Name of Associated Broker or Dealer
First Montauk Securities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	■ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Lum, Matthew

Business or Residence Address (Number and Street, City, State, Zip Code)
929 Santa Barbara St., Santa Barbara, CA 93101

Name of Associated Broker or Dealer
Girard Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

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Full Name (Last name first, if individual)
Manchester, Richard

Business or Residence Address (Number and Street, City, State, Zip Code)
1 City Boulevard West, Orange, CA 92868

Name of Associated Broker or Dealer
Girard Securities

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
VanMourick, Mark

Business or Residence Address (Number and Street, City, State, Zip Code)
30131 Town Center Drive, Laguna Niguel, CA 92677

Name of Associated Broker or Dealer
Gramercy Securities, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	■ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Scribner, Rod

Business or Residence Address (Number and Street, City, State, Zip Code)
3949 Old Post Road, Charlestown, RI 02813

Name of Associated Broker or Dealer
Gramercy Securities Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	■ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
■ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	■ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Langhofer, Stephen

Business or Residence Address (Number and Street, City, State, Zip Code)
300 W. Douglas Ave., Wichita, KS 67202

Name of Associated Broker or Dealer
Main Street Securities LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	■ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Kittlaus, Louis Karl

Business or Residence Address (Number and Street, City, State, Zip Code)
22811 Sago Pointe Drive, Bonita Springs, FL 34135

Name of Associated Broker or Dealer
Pavek Investments

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Neilon, David

Business or Residence Address (Number and Street, City, State, Zip Code)
21350 W. North Avenue, Brookfield, WI 53045

Name of Associated Broker or Dealer
Pavek Investments

States in which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	■ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Swanson, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
947 Linwood Avenue, Ridgewood, NJ 07450

Name of Associated Broker or Dealer
Ridgewood Securities Corp.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

■ [AL]	_ [AK]	■ [AZ]	■ [AR]	■ [CA]	■ [CO]	■ [CT]	■ [DE]	■ [DC]	■ [FL]	■ [GA]	■ [HI]	■ [ID]
■ [IL]	■ [IN]	■ [IA]	■ [KS]	■ [KY]	■ [LA]	■ [ME]	■ [MD]	■ [MA]	■ [MI]	■ [MN]	■ [MS]	_ [MO]
■ [MT]	■ [NE]	■ [NV]	■ [NH]	■ [NJ]	■ [NM]	■ [NY]	■ [NC]	_ [ND]	■ [OH]	■ [OK]	■ [OR]	■ [PA]
■ [RI]	■ [SC]	■ [SD]	■ [TN]	■ [TX]	■ [UT]	■ [VT]	■ [VA]	■ [WA]	■ [WV]	■ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Wlosek, Ken

Business or Residence Address (Number and Street, City, State, Zip Code)
400 "D-C" Lake Street, Ramsey, NJ 07446

Name of Associated Broker or Dealer

Seward Groves Richard & Wells

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	■ [AZ]	_ [AR]	■ [CA]	_ [CO]	■ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	■ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Heiman, Bob

Business or Residence Address (Number and Street, City, State, Zip Code)
1400 North Halsted,Suite 100, Chicago, IL 60622

Name of Associated Broker or Dealer
Sigma Financial Corporation

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... _ All States,

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [TX]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Kieffer, Tom

Business or Residence Address (Number and Street, City, State, Zip Code)
P O Box 6987, Lakeland, FL 33807

Name of Associated Broker or Dealer
Sigma Financial Corporation

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... _ All States,

_ [AL]	_ [AK]	■ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [TX]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Opiteck, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
32674 Bingham Lane, Birmingham, MI 48025

Name of Associated Broker or Dealer
Sigma Financial Corporation

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... _ All States,

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	■ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [TX]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Kovaleff, Theodore

Business or Residence Address (Number and Street, City, State, Zip Code)
110 Wall Street, New York, NY 10005

Name of Associated Broker or Dealer
Sky Capital LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Doane, John

Business or Residence Address (Number and Street, City, State, Zip Code)
401 Edgewater Place, Wakefield, MA 01880

Name of Associated Broker or Dealer
Stonegate Partners, LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	[DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	■ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Bernier, Brian

Business or Residence Address (Number and Street, City, State, Zip Code)
401 Edgewater Place, Wakefield, MA 01880■

Name of Associated Broker or Dealer
Stonegate Partners, LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	■ [CT]	_ [DE]	■ [DC]	■ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	■ [MA]	_ [MI]	■ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	■ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	■ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Mara, Jack

Business or Residence Address (Number and Street, City, State, Zip Code)
401 Edgewater Place, Wakefield, MA 01880■

Name of Associated Broker or Dealer
Stonegate Partners, LLC

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	■ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	■ [MA]	■ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	■ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
■ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	■ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Kohlmeyer, Philip

Business or Residence Address (Number and Street, City, State, Zip Code)
3478 Buskirk Avenue, Pleasant Hill, CA 94523

Name of Associated Broker or Dealer
Summit Brokerage Services Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Nixon, Thomas M.

Business or Residence Address (Number and Street, City, State, Zip Code)
4775 Wallingford Street, Pittsburgh, PA 15213

Name of Associated Broker or Dealer
Thomas M. Nixon & Associates

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full name (Last name first, if individual)
Shafe, Charles

Business or Residence Address (Number and Street, City, State, Zip Code)
531 Versailles Drive, Maitland, FL 32751

Name of Associated Broker or Dealer
TransAm Securities, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

_ [AL]	■ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	■ [FL]	■ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	■ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	■ [NJ]	_ [NM]	■ [NY]	■ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	■ [PA]
_ [RI]	■ [SC]	_ [SD]	■ [TN]	■ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Kring, William

Business or Residence Address (Number and Street, City, State, Zip Code)
4045 Orchard St., Smryna, GA 30080

Name of Associated Broker or Dealer
Triad Advisors, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	■ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	■ [GA]	_ [HI]	_ [ID]
_ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	■ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

Full Name (Last name first, if individual)
Walesa, James

Business or Residence Address (Number and Street, City, State, Zip Code)
1460 Renaissance Dr., Park Ridge, IL 60068

Name of Associated Broker or Dealer
Triad Advisors, Inc.

States in which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

_ [AL]	_ [AK]	_ [AZ]	_ [AR]	_ [CA]	_ [CO]	_ [CT]	_ [DE]	_ [DC]	_ [FL]	_ [GA]	_ [HI]	_ [ID]
■ [IL]	_ [IN]	_ [IA]	_ [KS]	_ [KY]	_ [LA]	_ [ME]	_ [MD]	_ [MA]	_ [MI]	_ [MN]	_ [MS]	_ [MO]
_ [MT]	_ [NE]	_ [NV]	_ [NH]	_ [NJ]	_ [NM]	_ [NY]	_ [NC]	_ [ND]	_ [OH]	_ [OK]	_ [OR]	_ [PA]
_ [RI]	_ [SC]	_ [SD]	_ [TN]	_ [TX]	_ [UT]	_ [VT]	_ [VA]	_ [WA]	_ [WV]	_ [WI]	_ [WY]	_ [PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify): limited liability company membership interests	$ 140,250,000	$ 130,897,293
Total	$ 140,250,000	$ 130,897,293

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	1589	$ 130,897,293
Non-accredited Investors		$
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C – Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$
Printing and Engraving Costs	■	$ 5,000
Legal Fees	■	$ 10,000
Accounting Fees	■	$ 2,000
Engineering Fees	■	$ 10,000
Sales Commissions (specify finders' fees separately)	■	$ 12,622,500
Other Expenses (identify) **filing fees, miscellaneous operating and marketing costs**	■	$ 4,908,750
Total	■	$ 17,558,250

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C – Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $122,691,750

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C – Question 4.b above.

		Payments to Officers, Directors, & Affiliates		Payments To Others
Salaries and fees	■	$ 5,629,500	□	$
Purchase of real estate	□	$	□	$
Purchase, rental or leasing and installation of machinery and equipment	□	$	□	$
Construction or leasing of plant buildings and facilities	□	$	□	$
Acquisition of other business (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	□	$	□	$
Repayment of indebtedness	□	$	□	$
Working capital	□	$	□	$
Other (specify): **to acquire interests in oil and gas properties, drilling and development costs**	■	$	■	$ 113,934,750
reserve for administrative overhead	■	$ 3,127,500	□	$
Column Totals	■	$ 8,757,,000	■	$ 113,934,750
Total Payments Listed (column totals added)			■	$ 122,691,750

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Ridgewood Energy O Fund, LLC	Kathleen McSherry	August 25, 2005
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Kathleen McSherry	Chief Financial Officer of the Manager	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)